Provisions for contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Provisions for contingencies [Member]
Disclosure of other Provisions Contingent Liabilities and Contingent Assets Explanatory [Line Items]
Disclosure of other provisions [text block]

(€ million)	Provision for site restoration, abandonment and social projects	Environmental provision	Provision for litigations	Provision for taxes	Loss adjustments and actuarial provisions for Eni’s insurance companies	Provision for losses on investments	Provision for OIL insurance cover	Provision for redundancy incentives	Provision for disposal and restructuring	Provision for onerous contracts	Other(*)	Total
Carrying amount at December 31, 2017	8,126	2,653	1,107	527	205	182	76	140	65	60	306	13,447
New or increased provisions		299	148	73	493	48	51	9	19		223	1,363
Initial recognition and changes in estimates	(502)											(502)
Accretion discount	259	(12)	2									249
Reversal of utilized provisions	(190)	(287)	(214)	(118)	(481)			(17)	(14)	(22)	(100)	(1,443)
Reversal of unutilized provisions		(33)	(289)	(31)		(1)		(17)			(18)	(389)
Changes in the scope of consolidation	(1,024)	(11)	(1)	(8)				(5)			(2)	(1,051)
Currency translation differences	153		34	17		2					4	210
Other changes	(45)	(14)	37	(20)	110	(27)	3	(2)	(4)		(36)	2
Carrying amount at December 31, 2018	6,777	2,595	824	440	327	204	130	108	66	38	377	11,886

(*)       Each individual amount included herein was lower than €50 million.